Related-Party Transactions - Summary of Total Compensation of the Company's Management (Detail) - BRL (R$) R$ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Key Management Personnel Compensation [Line Items]
Fixed	[1]	R$ 11,403	R$ 15,971	R$ 30,252	R$ 30,193
Variable	[2]	45,896	22,434	60,193	45,935
Total		57,299	38,405	90,445	76,128
Board of Directors [Member]
Key Management Personnel Compensation [Line Items]
Fixed	[1]	2,246	5,180	7,591	10,230
Variable	[2]	14,764	9,866	20,619	15,782
Total		17,010	15,046	28,210	26,012
Officers [Member]
Key Management Personnel Compensation [Line Items]
Fixed	[1]	9,157	10,791	22,661	19,963
Variable	[2]	31,132	12,568	39,574	30,153
Total		R$ 40,289	R$ 23,359	R$ 62,235	R$ 50,116

[1]	The item “Officers” includes the amount of R$510referred to the amortization of the Confidentiality and Non-Compete Agreement during the period ended June 30, 2020 (R$29 in in the six-month period ending on June 30, 2019).
[2]	Refers to profit sharing, on an accrual basis, net of reversals, regarding the Restricted Stock Plan and Strategy Acceleration Program, including charges, as applicable, to be determined in the year. The amounts include additions to and/or reversals of provisions made in the previous year, due to final assessment of the targets established for board members and officers, statutory and non-statutory, in relation to profit sharing.